Related Parties Payable	12 Months Ended
Dec. 31, 2025
Related Parties Payable [Abstract]
RELATED PARTIES PAYABLE
27.	RELATED PARTIES PAYABLE

(1) Nature of relationship with related parties

Name	Relationship with the Company
Yan, Keyan	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun, Lei	Chief Executive Officer and Co-chairman of the Board of Directors
Li Huidan	Co-Chairman of the Board of Directors
Mu Ruifeng	Director
Jin Yan	Director

(2) Significant balances between the Company and the above related parties:

		As at December 31,
Name	Nature	2025	2024
Li, Huidan	Borrowing of funds	2,048,901	2,423,433
Sun, Lei	Borrowing of funds	5,177,309	1,359,982
		7,226,210	3,783,415

Related parties payables were unsecured, non-interest bearing and repayment on demand.

(3) Significant related parties transactions between the Company and the above related parties:

During 2024, the Company disposed a vehicle to Sun Lei with proceeds of $222,354.

During 2024, a bank loan of $1,643,993 of the Company was guaranteed by Sun Lei and Li Huidan.

During 2025, the Company disposed a vehicle to Li Huidan with proceeds of $13,913.04.

During 2025, a bank loan of $1,572,979 of the Company was guaranteed by Sun Lei and Li Huidan.

During 2025, the Company issued 190,200 shares to Sun Lei to offset its payable of $2,510,000 to her.

On January 3, 2026, the Company issued an aggregate of 140,000 shares of common stock (the “Bonus Shares”) to the four members of the Board, who are the Co-Chairman, Huidan Li, and the three independent directors, Baojun Zhu, Mu Ruifeng and Jin Yan. Each such director received 35,000 shares of common stock as compensation for such director’s services for the fiscal year ended 2025.